Earnings per Share	12 Months Ended
Jun. 30, 2012
Earnings per Share

Note 11 – Earnings per Share

Net income (loss) per share – basic is computed by dividing income (loss) attributable to Hillshire Brands by the weighted average number of common shares outstanding for the period. Net income (loss) per share – diluted reflects the potential dilution that could occur if options and fixed awards to be issued under stock-based compensation arrangements were converted into common stock.

Options to purchase 384 thousand shares of common stock at June 30, 2012, 5.4 million shares of common stock at July 2, 2011 and 10.4 million shares of common stock at July 3, 2010 were not included in the computation of diluted earnings per share because the exercise price of these options was greater than the average market price of the company’s outstanding common stock, and therefore anti-dilutive. In 2012, the dilutive effect of stock options and award plans were excluded from the earnings per share calculation because they would be antidilutive given the loss in the period.

The following is a reconciliation of net income (loss) to net income (loss) per share – basic and diluted – for the years ended June 30, 2012, July 2, 2011 and July 3, 2010:

(in millions except earnings per share)	2012	2011 (Restated)	2010 (Restated)
Income (loss) from continuing operations attributable to Hillshire Brands	$ (22)	$ 56	$ 127
Net income from discontinued operations attributable to Hillshire Brands	867	1,207	391
Net income attributable to Hillshire Brands	$ 845	$1,263	$ 518
Average shares outstanding – basic	119	124	138
Dilutive effect of stock compensation	–	1	–
Diluted shares outstanding	119	125	138
Income (loss) per common share – Basic
Income (loss) from continuing operations	$(0.18)	$ 0.45	$0.92
Income from discontinued operations	7.31	9.71	2.85
Net income	$ 7.13	$10.16	$3.77
Income (loss) per common share – Diluted
Income (loss) from continuing operations	$(0.18)	$ 0.45	$0.92
Income from discontinued operations	7.31	9.66	2.83
Net income	$ 7.13	$10.11	$3.75